Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events
Subsequent Events

14. Subsequent Events

Other than the information described below, the Company did not identify any subsequent events that would require recognition in the condensed consolidated financial statements or disclosure in the notes to the condensed consolidated financial statements.

On April 9, 2021, the Board approved equity grants to the Company’s officers and certain non-employee directors that had an aggregate fair value of approximately $5.1 million. The equity grants are subject to customary terms and vesting conditions.

18. Subsequent Events

On January 13, 2021, the Earnout Interests were fully earned and no longer subject to the applicable restrictions on transfer and voting because the Volume Weighted Average Share Price exceeded $14.00 per share for 10 trading days within a 20 consecutive trading day period following the Closing. As a result, the earnout interests liability was reclassed to equity resulting in 1,212,813 additional shares of Class A Common Stock held by the Founder Holders and 15,000,000 additional shares of Class V Common Stock and RSILP Units issued to the Sellers (i.e., non-controlling interests). The vesting of the Earnout Interests resulted in a fair value adjustment to other expense of $13.7 million.

On February 22, 2021, the Company announced the redemption of all the Company’s Public Warrants, which were exercisable for an aggregate of approximately 11.5 million shares of Class A Common Stock at a price of $11.50 per share. During March 2021,  11,442,389 Public Warrants were exercised at a price of $11.50 per share, resulting in cash proceeds of approximately $131.6 million and the issuance of 11,442,389 shares of Class A Common Stock. None of the Public Warrants remain outstanding as of the date hereof.

On March 26, 2021, the Private Warrants were exercised in full on a cashless basis, resulting in the issuance of 2,571,808 shares of Class A Common Stock. None of the Private Warrants remain outstanding as of the date hereof.